Acquisition of Subsidiary (Details) R in Thousands	Mar. 08, 2023 ZAR (R)
Acquisition of Subsidiary [Line Items]
Goodwill	R 6,200
Cartrack Swaziland (Pty) Ltd [Member]
Acquisition of Subsidiary [Line Items]
Percentage of voting interests acquired	76.00%
Consideration amount	R 9,120